RELATED PARTIES (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Oct. 08, 2021	Sep. 29, 2021	Aug. 15, 2021	Feb. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Aug. 09, 2022	Jun. 10, 2022	Aug. 09, 2021	Mar. 31, 2021	Nov. 22, 2020	May 31, 2020	Feb. 29, 2020
Related Party Transaction [Line Items]
Award bonus percentage description			(2.00%)
Proceeds from related party debt						$ 154,000
MajorityConsentingStockholdersMember
Related Party Transaction [Line Items]
Equity investment percentage								50.00%			50.00%
iBOT Israel Botanicals Ltd [Member] | MajorityConsentingStockholdersMember
Related Party Transaction [Line Items]
Equity investment percentage									60.00%
Ilan BenIshay [Member]
Related Party Transaction [Line Items]
Investment				$ 1,800,000
Related party fee			$ 2	$ 4
IBOT [Member]
Related Party Transaction [Line Items]
Advances to a reated party		$ 50,000
Maturity date description		12 month maturity date
Annual interest rate		12.00%
Discount rate		25.00%
Proceeds from related party debt	$ 15,000
Elharar Soffer [Member]
Related Party Transaction [Line Items]
Advances to a reated party													$ 20,000
Award bonus percentage description			1000.00%
Ora Elharar Soffer [Member]
Related Party Transaction [Line Items]
Investment													$ 1,800,000
Ms Elharar Soffer [Member]
Related Party Transaction [Line Items]
Compensation earned					499,000	210,000
Mr BenIshay [Member]
Related Party Transaction [Line Items]
Compensation earned					86	34
Ms Halperin [Member]
Related Party Transaction [Line Items]
Advances to a reated party												$ 4,000
Investment												1,800,000
Compensation earned					171,000	$ 66,000						$ 7,000
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Advances to a reated party			$ 4,000
David Kretzmer [Member]
Related Party Transaction [Line Items]
Advances to a reated party										$ 7,000
Investment										$ 1,800,000
Compensation earned					$ 82,000
Compensation description			the board of directors of Cannovation determined to adjust the compensation of David Kretzmer, a director at Cannovation, to $2 thousands per month, in each case retroactive to July 1, 2021. These amounts would be paid at such time as Cannovation shall become due and payable from, and such time as Cannovation shall have, available funds therefor and as part of the operating budget for a minimum period of 18 months.
Mr. David Kretzmers [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Services fee reduced							$ 7,000
Mr. David Kretzmers [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Services fee reduced							1,500
Mr. David Kretzmers [Member] | Cannovation Center Israel Ltd [Member]
Related Party Transaction [Line Items]
Monthly fee for service							$ 2,000